CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, Ivy Funds (1933 Act File No. 033-45961; 1940 Act File No. 811-06569) (“Registrant”) hereby certifies that (a) the form of the Statement of Additional Information used with respect to the Registrant does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 178 (“Amendment No. 178”) to its Registration Statement on Form N-1A, and (b) the text of Amendment No. 178 was filed electronically.
IVY FUNDS
Dated: February 4, 2021	By:	/s/ Philip A. Shipp
Philip A. Shipp
Assistant Secretary